Income Taxes (Details) - Schedule of income (loss) before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of income (loss) before income taxes [Abstract]
Domestic	$ (37,291)	$ (19,694)
Foreign	69	86
Income (loss) before income taxes	$ (37,222)	$ (19,608)